Other financial liabilities	12 Months Ended
Dec. 31, 2017
Other financial liabilities
Other financial liabilities

23. Other financial liabilities

The breakdown of Other financial liabilities is as follows:

	12/31/2016	12/31/2017

Trade payables	1,929	1,895
Collection accounts:
Tax payables	974	939
Financial transactions pending settlement	14,180	5,468
Other financial liabilities	2,437	5,161
	19,520	13,463

Note 44.a. includes a breakdown of the remaining maturity periods of Other financial liabilities. In addition, Note 44.d. contains the fair value amounts of these liabilities.

The breakdown of Financial transactions pending settlement is as follows:

	12/31/2016	12/31/2017

M and M0 Mexican Government Bonds	6,199	1,973
CETES	718	1,456
UDIBONDS	2,400	1,146
Equity instruments	342	119
Other financial instruments	4,521	774
	14,180	5,468

The breakdown of Other financial liabilities is as follows:

	12/31/2016	12/31/2017

Retentions related to loans (*)	1,004	1,587
Other payable account	1,433	3,574
	2,437	5,161

(*)These amounts correspond to temporary retention accounts for customers that have their payroll deposits with the Bank and to whom the Bank has granted a loan.